Summary of Significant Accounting Policies - Schedule of Spot Exchange Rates and Average Exchange Rates (Details)	Sep. 30, 2025	Sep. 30, 2024
Period-end RMB [Member]
Schedule of Spot Exchange Rates and Average Exchange Rates [Line Items]
Currency exchange rates	7.119	7.0176
Period average RMB [Member]
Schedule of Spot Exchange Rates and Average Exchange Rates [Line Items]
Currency exchange rates	7.1947	7.2023